OTHER (LOSSES) GAINS	12 Months Ended
Dec. 31, 2025
OTHER (LOSSES) GAINS
OTHER (LOSSES) GAINS

30  – OTHER (LOSSES) GAINS

Other (losses) gains are detailed as follows:

	01.01.2025		01.01.2024	01.01.2023
Description	12.31.2025		12.31.2024	12.31.2023
	ThCh$		ThCh$	ThCh$
Other gains and losses	(1,817,033)	(1)	—	(15,909,117)	(2)
Total	(1,817,033)		—	(15,909,117)
(1)

At the end of December 2025, losses of CLP 1,817,033 were recognized in connection with the transfer, at a discount, of a receivable held by Embotelladora Andina S.A. to a financial institution. The receivable arose from dividends declared by subsidiaries and denominated in Argentine pesos.

(2)

a) losses for ThCh$ 25,530,162 due to the assignment of a loan owned by Embotelladora Andina S.A. to a financial institution with a discount. The credit of Embotelladora Andina was originally generated as a result of dividends from subsidiaries declared in Argentine pesos. b) In addition to the previous, a water source in the Brazilian Operation has been disposed of, generating a profit of ThCh$ 9,750,769.